Schedule of accounts receivable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 1,659,811	$ 2,499,395
Less: allowance for expected credit loss	(28,287)	(10,248)	$ (10,933)
Accounts receivable, net	$ 1,631,524	$ 2,489,147